SUPPLEMENTAL CASH FLOW INFORMATION - Disclosure of detailed information about non-cash balances related to operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Supplemental Cash Flow Information [Abstract]
Decrease (Increase) in funds receivable from payment processors	$ 8,507	$ (790)
Decrease (Increase) in accounts receivable	18,305	(12,546)
(Increase) Decrease in prepaid taxes	(1,566)	189
(Increase) Decrease in prepaid expenses and other assets	(1,094)	1,356
Decrease (Increase) in other assets	14	(216)
(Decrease) Increase in accounts payable and accrued liabilities	(8,031)	4,277
(Decrease) Increase in income taxes payable	(1,837)	2,209
Increase (Decrease) in other liabilities	12	(800)
(Decrease) Increase in payable to loyalty program partners	(27,641)	8,521
Total non-cash balances related to operations	$ (13,331)	$ 2,200